Lease Liability (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liability
Schedule of lease liability maturity, interest rate and balance

		Incremental	December 31,	December 31,
	Maturity	borrowing rate	2022	2021
Current	2022	10.25%	$214,058	$439,709
Non-current	2023‑2039	10.25%	116,763	1,978,997
			$330,821	$2,418,706

Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	$—	$330,821	$330,821

		Incremental
As at December 31:	Maturity	borrowing rate	2021	2020
Current	2022	10.25%	$439,709	$283,976
Non-current	2023‑2039	10.25%	1,978,997	2,598,176
			$2,418,706	$2,882,152

Schedule of undiscounted minimum lease payments remaining

Year ended December 31:
2023	$240,000
2024	140,000
$380,000

Year ended December 31:
2022	$108,628
2023	260,708
2024	260,708
2025	260,708
2026	260,708
Thereafter	3,193,669
$4,345,129